Investment (Details) - USD ($)	Aug. 06, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 11, 2022	Jun. 30, 2020	Dec. 16, 2016
Investment
Fair value of warrants		$ 250,000	$ 250,000				$ 50,000
Number of warrants exercised for issuance of shares (in shares)		1,419,430	429,749	97,675		428
Exercise price of warrants (in dollars per share)	$ 1.00				$ 132.75
Boumarang
Investment
Sale of stock, number of shares issued in transaction (in shares)	100,000
Subscription payment	$ 100,000
Sale of stock, price per share (in dollars per share)	$ 1.00
Prepaid warrant | Boumarang
Investment
Fair value of warrants	$ 5,000,000
Number of warrants exercised for issuance of shares (in shares)	5,000,000